Preferred shares - Issuances (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	May 31, 2016 USD ($)
Preferred shares
Deemed contribution from preferred shares (Note 11) | ¥	¥ 2,618
Minimum
Preferred shares
Pre-IPO value of the company | $		$ 500,000,000